Subsequent Events - Additional Information (Detail) - USD ($)				3 Months Ended		12 Months Ended
	May 26, 2022	May 18, 2022	Feb. 28, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Subsequent Event [Line Items]
Effective Income Tax Rate Reconciliation, Percent				0.00%	21.00%	0.00%
Line of Credit Facility, Maximum Borrowing Capacity						$ 10,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Share based payment arrangement, Expense		$ 50,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value		$ 40,300,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		2 years
Subsequent Event [Member] | Revolving Loan [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 50,000,000
Subsequent Event [Member] | Term Loan [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 125,000,000
Subsequent Event [Member] | Gary S. Donovitz [Member]
Subsequent Event [Line Items]
Related party transaction, amounts of transaction		$ 300,000
Subsequent Event [Member] | Tax Receivable Agreement [Member]
Subsequent Event [Line Items]
Effective Income Tax Rate Reconciliation, Percent	85.00%
Subsequent Event [Member] | Class A common units [Member] | Business Combination [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Acquisitions	9,161,771
Percentage of Voting Interests Acquired	13.50%
Subsequent Event [Member] | Hyac Sponsor [Member] | Sponsor Working Capital Loan [Member] | Haymaker III [Member]
Subsequent Event [Line Items]
Debt face amount			$ 350,000
Proceeds from working capital loans			$ 208,827
Debt conversion price per share			$ 1.5
Subsequent Event [Member] | Lani D [Member]
Subsequent Event [Line Items]
Related party transaction, amounts of transaction		$ 250,000